Fair Value Measurements	6 Months Ended
Jun. 30, 2020
Fair Value Measurements
Fair Value Measurements

NOTE 3 – Fair Value Measurements

Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash, prepaid expenses and other current assets, deferred financing costs, accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, Fair Value Measurements and Disclosures ("ASC 820") establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -           quoted prices in active markets for identical assets or liabilities;

Level 2 -         inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -         unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Liability related to RPC Options – In June 2015, the Company raised short-term working capital in the form of loans from shareholders of approximately $3 million with the loans carrying with it, options in RPC, equivalent to 15% of the current outstanding equity issued by RPC ("RPC Options"). RPC is a private company that is a large shareholder of the Company. RPC Options were accounted for in accordance with ASC 718, Compensation – Stock Compensation. The fair value of RPC Options was estimated using the fair value of Akari ordinary shares times RPC’s ownership in Akari ordinary shares times 15% and was initially valued at approximately $26 million. These options do not relate to the share capital of Akari. The exact terms of these options have not been finalized.

In accordance with ASC 820, the Company measures its liability related to RPC Options on a recurring basis at fair value. The liability related to RPC Options are classified within Level 3 value hierarchy because the liabilities are based on present value calculations and external valuation models. Unobservable inputs used in these models are significant.

The fair value of RPC Options was $2,618,507 and $2,102,012 as of June 30, 2020 and December 31, 2019, respectively. The fair value of the RPC Options for the three months ended June 30, 2020 increased by $876,840 and for the three months ended June 30, 2019 decreased by $1,830,689, and the fair value of the RPC options for the six-month period ended June 30, 2020 increased by $516,495 and for the six-month period ended June 30, 2019 increased by $528,083. The change in fair value of liability related to RPC Options from period to period, which represents a gain (loss), was recognized as changes in fair value of option and warrant liabilities - (loss)/gain in the unaudited Condensed Consolidated Statements of Comprehensive Loss. The Company accounts for RPC Options as a liability in accordance with ASC 815‑40‑25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock and ASC 815‑40‑15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock.

Liability Related to Warrants –

July 2019 Registered Direct Offering - On July 3, 2019, the Company sold to certain institutional investors, accredited investors and an existing shareholder, RPC Pharma Ltd., an affiliated entity of Dr. Ray Prudo, the Company's Chairman, an aggregate of 2,368,392 ADSs in a registered direct offering at $1.90 per ADS, resulting in gross proceeds of approximately $4.5 million (the "July 2019 Registered Direct Offering"). The Company also entered into a letter agreement with Paulson Investment Company, LLC (the "Placement Agent") to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the July 2019 Registered Direct Offering, the Company issued to the investors unregistered warrants to purchase an aggregate of 1,184,213 ADSs in a private placement ("July 2019 Investor Warrants"). The July 2019 Investor Warrants are immediately exercisable and will expire five years from issuance at an exercise price of $3.00 per ADS, subject to adjustment as set forth therein. The Company paid to the Placement Agent an aggregate of $337,496 in placement agent fees and expenses and issued unregistered warrants to the Placement Agent to purchase an aggregate of 177,629 ADS ("July 2019 Placement Agent Warrants") on the same terms as the July 2019 Investor Warrants, except that the July 2019 Placement Agent Warrants are exercisable at $2.85 per ADS. Both the July 2019 Investor Warrants and the July 2019 Placement Agent Warrants (together the "July 2019 Warrants") may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., £1) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of July 2019 Warrants issued in connection with this registered direct offering amounted to 1,361,842, all of which were outstanding as of June 30, 2020.

February 2020 Private Placements - On February 13, 2020, February 19, 2020, February 20, 2020 and February 28, 2020, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company's Chairman, providing for the issuance of an aggregate of 5,620,296 ADSs in a private placement at $1.70 per ADS for aggregate gross proceeds of approximately $9.5 million (the "February 2020 Private Placements"). The Company also entered into a letter agreement with the Placement Agent to serve as the placement agent for the Company in connection with this offering. In connection with the offering, on February 21, 2020 and March 3, 2020, the Company issued to the investors unregistered warrants to purchase a total of 2,810,136 ADSs at $2.20 per ADS ("February 2020 Investor Warrants"). On March 3, 2020, the Company also issued 449,623 ADSs to the Placement Agent at $2.55 per ADS ("February 2020 Placement Warrants"). The February 2020 Investor warrants and the 2020 Placement Agent Warrants (together the "February 2020 Warrants") will expire five years from issuance and are immediately exercisable, subject to adjustment as set forth therein. The Company paid to the Placement Agent an aggregate of $808,362 in placement agent fees and expenses. The February 2020 Warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., £1) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of the February 2020 Warrants issued in connection with the February 2020 Private Placements amounted to 3,259,759.  3,247,259 of these warrants were outstanding as of June 30, 2020.

The costs directly attributable to realizing proceeds of issuing ADSs such as placement agent fees, commissions, legal and accounting fees pertaining to the financing and other external, incremental fees and expenses paid to advisors are recognized on a proportional basis as (1) a component of General and administrative expenses in the Condensed Consolidated Statements of Operations, relative to the grant date fair value of the warrant liability as a portion of the total value of the equity raise, and (2) in the Shareholders' Equity in the Condensed Consolidated Balance Sheets in accordance with ASC 835-30-45-3, relative to the gross cash proceeds of the private placement as a portion of the total value of the equity raise. The total value of the equity raise equals the sum of the grant date fair value of the warrant liability and the gross cash proceeds of the private placement.

The Company has determined that the July 2019 Warrants and the February 2020 Warrants (together the "Warrants") represent freestanding financial instruments whose foreign currency considerations pursuant to cash and cashless exercise require liability classification and should be recorded as liability-classified awards in accordance with ASC 815-40-25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock and ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock. In accordance with ASC 820, the Company measured its Warrants at grant date fair value. The fair value related to warrants are classified within the Level 3 value hierarchy because it is based on external valuation models whose inputs include market interest rates, required return on capital, and standard deviation. Unobservable inputs used in these models are significant. The Warrants were measured at their grant date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of other income in the Condensed Consolidated Statements of Comprehensive Loss. The total grant date fair value of the July 2019 Warrants was $1,213,816 and of the February 2020 Warrants was $2,749,369 and they were recognized within Current Liabilities in the unaudited Condensed Consolidated Balance Sheets. The change in fair value of liability related to Warrants from period to period, which represents a gain (loss), was recognized as changes in fair value of option and warrant liabilities - (loss)/gain in the unaudited Condensed Consolidated Statements of Comprehensive Loss. At December 31, 2019, the fair value of the July 2019 Warrants was $1,014,868. At June 30, 2020, the fair value of the July 2019 Warrants was $1,275,394 and of the outstanding February 2020 Warrants was $3,087,121. The change in fair value of the July 2019 Warrants in the three months ended June 30, 2020 was an increase of $464,802 and for the six months ended June 30, 2020 was an increase of $260,526. The change in fair value of the outstanding February 2020 Warrants in the three months ended June 30, 2020 was an increase of $1,082,932 and for the six months ended June 30, 2020 was an increase of $337,752.

Below are the assumptions used for the fair value calculations of the July 2019 Warrants as of:

	December 31,	June 30,
	2019	2020
Standard deviation	110.00%	110.00%
Annual risk-free interest rate	1.66%	0.24%
Required return on equity	19.90%	18.20%
Expected life in years	4.5	4.0
Annual turnover rate	0.00%	0.00%
Period risk-free rate	0.08%	0.07%

Below are the assumptions used for the fair value calculations of the February 2020 Warrants as of:

	February 21,	March 3,	June 30,
	2020	2020	2020
Standard deviation	110.00%	110.00%	110.00%
Annual risk-free interest rate	1.3%	0.77%	0.27%
Required return on equity	19.90%	19.90%	18.20%
Expected life in years	5.0	5.0	4.7
Annual turnover rate	0.00%	0.00%	0.00%
Period risk-free rate	0.08%	0.08%	0.07%

The Company had no financial assets that require fair value measurement on a recurring basis. The Company's financial liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	June 30,	December 31,
	2020	2019
RPC Options	$2,618,507	$2,102,012
Warrants	4,362,515	1,014,868
Total	$6,981,022	$3,116,880

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities related
to options
and warrants
Balance at December 31, 2019	$3,116,880

Issuance of Paulson Warrants	2,749,369

Reclassification of warrant liability to shareholders’ equity upon exercise of 12,500 warrant ADSs	(7,875)

Change in fair value of liabilities related to options and warrants	1,122,648

Balance at June 30, 2020	$6,981,022

Fair value of
liabilities related
to options
and warrants
Balance at December 31, 2018	$1,842,424

Change in fair value of liabilities related to options and warrants	528,083

Balance at June 30, 2019	$2,370,507